UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21327
BNY Mellon Investment Funds VI
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/24
ITEM 1 - Reports to Stockholders
BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class A – DBOAX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$126	1.14%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 20.70%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	13.76%	6.85%	6.69%
without Sales Charge	20.70%	8.12%	7.32%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)

Technology
14.3%
Consumer, Non-cyclical
13.9%
Financial
13.3%
Communications
12.2%
Government
10.9%
Industrial
9.8%
Mortgage Securities
9.7%
Investment Companies
4.7%
Energy
4.0%
Consumer, Cyclical
3.1%
Utilities
2.1%
Basic Materials
1.5%
Net Other Assets and Liabilities
0.5%

Allocation of Holdings (Based on Net Assets)

Common Stocks
60.5%
Corporate Bonds and Notes
14.0%
U.S. Treasury Securities
9.5%
U.S. Government Agencies Mortgage-Backed
8.6%
Investment Companies
4.7%
Asset-Backed Securities
0.9%
Foreign Governmental
0.6%
U.S. Government Agencies Collateralized Municipal-Backed
0.5%
Municipal Securities
0.4%
Commercial Mortgage-Backed
0.3%
Net Other Assets and Liabilities*
0.0%

* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6000AR1124

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class C – DBOCX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$209	1.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 19.78%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	18.78%	**	7.31%	6.52%
without Deferred Sales Charge	19.78%		7.31%	6.52%
S&P 500® Index (broad-based index)*	33.88%		15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%		-0.01%	1.52%
Customized Blended Index	22.49%		9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6002AR1124

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class I – DBORX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$98	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 20.97%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	20.97%	8.39%	7.59%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6003AR1124

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class J – THPBX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$98	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class J shares returned 20.96%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class J shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class J	20.96%	8.39%	7.59%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6005AR1124

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Y – DBOYX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$98	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 20.95%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	20.95%	8.53%	7.66%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

Periods prior to the inception date of the Fund’s Class Y shares (9/30/2016) reflect the performance of the Fund’s Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bny.com/literaturecenter.
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0314AR1124

BNY Mellon Balanced Opportunity Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Z – DBOZX
This annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$106	0.96%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Z shares returned 20.90%.
  In comparison, the Customized Blended Index (the “Index”) returned 22.49% for the same period.
What affected the Fund’s performance?
  Stocks and bonds advanced broadly during the period, led by U.S. equities, as economic growth remained generally positive, and key central banks began to ease monetary policy.
  Relative to the Index, equity positions in the industrials sector bolstered performance most significantly, followed by stock selection in materials and utilities.
  Bond positions benefited from overweight exposure to investment-grade credit and from overweight positions in banking, energy and utilities.
  The most significant detractors from the relative performance of the equity portion of the Fund included positions in health care, energy and financials.
  Among bond positions, underweight exposure to U.S. Treasury securities detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Customized Blended Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Z	20.90%	8.32%	7.51%
S&P 500® Index (broad-based index)*	33.88%	15.76%	13.34%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	6.88%	-0.01%	1.52%
Customized Blended Index	22.49%	9.51%	8.74%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmarks effective as of November 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$296	509	$2,122,561	46.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6115AR1124

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,859 in 2023 and $44,736 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $13,793 in 2023 and $15,271 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $6,737 in 2023 and $7,439 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item,

were $2,116 in 2023 and $2,344 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,886,566 in 2023 and $1,486,377 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Balanced Opportunity Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024

Class	Ticker
A	DBOAX
C	DBOCX
I	DBORX
J	THPBX
Y	DBOYX
Z	DBOZX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Balanced Opportunity Fund
Statement of Investments
November 30, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1%
Aerospace & Defense — .3%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	247,000	241,889
HEICO Corp., Gtd. Notes	5.35	8/1/2033	71,000	72,448
Lockheed Martin Corp., Sr. Unscd. Notes(a)	5.20	2/15/2055	320,000	319,751
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000	196,533
				830,621
Agriculture — .1%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	333,178
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	225,000	226,563
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	495,000	456,797
				683,360
Asset-Backed Certificates/Auto Receivables — .7%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	103,764	102,667
Hertz Vehicle Financing LLC, Ser. 2021-1A, Cl. A(b)	1.21	12/26/2025	95,833	95,583
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	178,000	178,499
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000	381,669
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	214,886	214,695
Nissan Auto Lease Trust, Ser. 2023-A, Cl. A3	4.91	1/15/2026	97,411	97,436
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4(b)	1.00	4/10/2028	197,220	193,395
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	574,086	577,175
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	202,000	202,021
				2,043,140
Automobiles & Components — .4%
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000	238,686
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	503,723
Volkswagen Group of America Finance LLC, Gtd. Notes(b)	3.35	5/13/2025	420,000	416,853
				1,159,262
Banks — 2.4%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000	106,661
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	100,933
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000	241,838
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	294,598
Bank of Montreal, Covered Bonds(b)	3.75	7/25/2026	310,000	308,213
BNP Paribas SA, Sr. Notes(b)	1.68	6/30/2027	250,000	237,596
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	355,065
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	250,000	246,893
Commonwealth Bank of Australia, Covered Bonds(b)	3.21	5/27/2025	420,000	416,877
Cooperatieve Rabobank UA, Sr. Notes(b)	1.34	6/24/2026	280,000	274,303
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	332,231
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	382,563
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000	252,766
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000	182,705
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	603,814
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000	267,313
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	215,000	214,062
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	295,547
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	190,353

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1% (continued)
Banks — 2.4% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	590,923
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	369,796
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	396,836
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	316,956
				6,978,842
Building Materials — .2%
Carrier Global Corp., Sr. Unscd. Notes(a)	2.49	2/15/2027	395,000	378,014
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	318,010
				696,024
Chemicals — .1%
Nutrien Ltd., Sr. Unscd. Notes	3.95	5/13/2050	220,000	174,800
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000	66,313
				241,113
Commercial Mortgage Pass-Through Certificates — .3%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR + 1.37%)(b),(c)	5.98	12/15/2037	225,000	225,077
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000	137,155
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	230,630
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	201,642	187,825
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	119,118
				899,805
Consumer Discretionary — .1%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH(a)	2.85	4/15/2031	465,000	413,300
Diversified Financials — .7%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000	217,297
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	204,789
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000	132,126
Capital One Financial Corp., Sr. Unscd. Notes	6.31	6/8/2029	198,000	205,737
Discover Financial Services, Sr. Unscd. Notes(a)	6.70	11/29/2032	342,000	372,518
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	316,515
MDGH GMTN RSC Ltd., Gtd. Notes	5.50	4/28/2033	210,000	217,571
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	410,000	433,482
				2,100,035
Electronic Components — .1%
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	260,000	274,235
Energy — .9%
Cameron LNG LLC, Sr. Scd. Notes(b)	3.30	1/15/2035	260,000	221,008
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(a)	3.70	11/15/2029	285,000	270,048
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000	195,092
Energy Transfer LP, Gtd. Notes(b)	5.63	5/1/2027	420,000	421,356
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000	169,428
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000	133,502
Equinor ASA, Gtd. Notes	3.25	11/18/2049	660,000	480,886
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000	128,290
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	330,000	358,214
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000	108,726

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1% (continued)
Energy — .9% (continued)
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000	195,586
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	76,000	78,397
				2,760,533
Environmental Control — .3%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000	436,693
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	328,018
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	100,000	96,476
				861,187
Food Products — .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	273,397
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	380,000	321,640
				595,037
Foreign Governmental — .6%
British Columbia, Sr. Unscd. Notes	2.25	6/2/2026	520,000	503,938
Hungary, Sr. Unscd. Notes(b)	5.25	6/16/2029	250,000	248,016
Italy, Sr. Unscd. Notes, Ser. 10Y	2.88	10/17/2029	225,000	205,914
Italy, Sr. Unscd. Notes, Ser. 5Y	1.25	2/17/2026	400,000	383,782
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	510,000	425,671
Uruguay, Sr. Unscd. Notes	4.38	1/23/2031	60,000	58,753
				1,826,074
Health Care — 1.9%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000	206,331
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000	197,115
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000	229,672
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000	134,887
Becton, Dickinson and Co., Gtd. Notes	5.08	6/7/2029	630,000	639,568
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	205,290
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000	392,188
Cencora, Inc., Sr. Unscd. Notes	3.25	3/1/2025	130,000	129,377
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000	49,050
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000	310,415
DH Europe Finance II SARL, Gtd. Notes(a)	2.60	11/15/2029	180,000	164,771
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	542,571
GE HealthCare Technologies, Inc., Sr. Unscd. Notes(a)	5.91	11/22/2032	380,000	404,123
Gilead Sciences, Inc., Sr. Unscd. Notes	3.65	3/1/2026	225,000	222,332
Gilead Sciences, Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000	101,562
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	86,000	88,259
Laboratory Corp. of America Holdings, Gtd. Notes	3.60	2/1/2025	350,000	348,953
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	230,000	213,151
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	60,000	57,601
Pfizer, Inc., Sr. Unscd. Notes(a)	3.45	3/15/2029	55,000	52,883
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	112,000	94,218
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000	271,939
The Cigna Group, Gtd. Notes	4.38	10/15/2028	295,000	292,344
UnitedHealth Group, Inc., Sr. Unscd. Notes(a)	2.88	8/15/2029	150,000	139,674
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	155,000	144,965
				5,633,239

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1% (continued)
Information Technology — .2%
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	390,000	272,974
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	550,000	439,403
				712,377
Insurance — .8%
Five Corners Funding Trust II, Sr. Unscd. Notes(b)	2.85	5/15/2030	260,000	235,210
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000	169,485
Massachusetts Mutual Life Insurance Co., Sub. Notes(b)	3.38	4/15/2050	225,000	161,062
MassMutual Global Funding II, Scd. Notes(b)	2.95	1/11/2025	200,000	199,565
Metropolitan Life Global Funding I, Sr. Scd. Notes(b)	3.00	9/19/2027	545,000	523,294
New York Life Insurance Co., Sub. Notes(b)	3.75	5/15/2050	339,000	261,745
Pacific Life Global Funding II, Scd. Notes(b)	1.20	6/24/2025	375,000	367,787
Pacific Life Global Funding II, Scd. Notes(b)	1.38	4/14/2026	270,000	258,829
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	125,000	108,289
				2,285,266
Internet Software & Services — .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	225,000	236,860
Media — .3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	43,000	42,983
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	303,721
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000	135,835
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000	48,146
The Walt Disney Co., Gtd. Notes	6.65	11/15/2037	245,000	281,782
				812,467
Metals & Mining — .2%
Anglo American Capital PLC, Gtd. Notes(b)	2.63	9/10/2030	400,000	351,571
Glencore Funding LLC, Gtd. Notes(b)	2.63	9/23/2031	415,000	357,865
				709,436
Municipal Securities — .4%
California, GO, Ser. A	2.38	10/1/2026	230,000	222,235
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	56,411
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	55,419
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	41,865
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000	39,463
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	118,449
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	23,920
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	109,309
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000	239,011
New York City, GO (Build America Bonds), Ser. D	5.99	12/1/2036	135,000	142,601
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	128,541
				1,177,224
Real Estate — .7%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	219,449
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	246,546
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000	629,746
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	213,162

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1% (continued)
Real Estate — .7% (continued)
Prologis LP, Sr. Unscd. Notes	2.13	4/15/2027	40,000	37,940
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	120,000	106,231
SBA Tower Trust, Asset Backed Notes(b)	2.84	1/15/2050	210,000	209,391
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000	228,030
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	238,532
				2,129,027
Retailing — .3%
7-Eleven, Inc., Sr. Unscd. Notes(b)	2.80	2/10/2051	280,000	171,057
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000	184,818
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	107,561
Lowe’s Cos., Inc., Sr. Unscd. Notes(a)	5.63	4/15/2053	357,000	361,792
				825,228
Semiconductors & Semiconductor Equipment — .3%
Broadcom, Inc., Sr. Unscd. Notes(b)	3.42	4/15/2033	225,000	200,136
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	351,055
SK Hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	213,596
				764,787
Supranational Bank — .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	520,000	510,737
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000	533,650
				1,044,387
Technology Hardware & Equipment — .4%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	330,000	320,318
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	258,000	262,023
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	443,902
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000	105,129
				1,131,372
Telecommunication Services — .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	361,094
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Scd. Notes(b)	4.74	9/20/2029	25,000	24,971
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	310,000	287,610
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	258,031
T-Mobile USA, Inc., Gtd. Notes	5.20	1/15/2033	180,000	182,183
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	43,050
Verizon Communications, Inc., Sr. Unscd. Notes(a)	3.88	2/8/2029	140,000	136,329
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	480,506
				1,773,774
Transportation — .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000	113,137
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000	94,941
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	367,289
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000	202,568
FedEx Corp., Gtd. Notes	4.40	1/15/2047	415,000	351,866
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000	160,633
				1,290,434

Statement of Investments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(d)	2.75	9/25/2029	265,000	241,038
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(d)	2.75	11/25/2029	255,000	232,338
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	399,670	397,332
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	130,396	131,523
				1,002,231
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(d)	3.56	1/25/2029	560,000	541,541
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(d)	3.42	2/25/2029	545,000	523,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(d)	2.79	6/25/2029	515,000	480,603
				1,546,088
U.S. Government Agencies Mortgage-Backed — 8.6%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(d)			2,251,349	1,816,481
2.50%, 11/1/2027-9/1/2050(d)			1,177,056	1,001,279
3.00%, 6/1/2031-12/1/2046(d)			428,151	389,655
3.50%, 4/1/2035-9/1/2049(d)			1,160,727	1,090,271
5.50%, 1/1/2036-8/1/2053(d)			929,355	939,040
Federal National Mortgage Association:
1.50%, 3/1/2051(d)			462,498	353,731
2.00%, 8/1/2036-12/1/2051(d)			5,409,690	4,408,896
2.50%, 9/1/2028-1/1/2052(d)			3,500,521	2,986,605
3.00%, 6/1/2028-12/1/2050(d)			2,846,778	2,577,167
3.50%, 8/1/2034-10/1/2050(d)			2,775,590	2,577,127
4.00%, 7/1/2042-8/1/2052(d)			3,513,524	3,317,844
4.50%, 2/1/2039-10/1/2052(d)			2,036,356	1,979,791
5.00%, 4/1/2035-12/1/2048(d)			229,184	231,100
5.50%, 9/1/2034-5/1/2039(d)			19,108	19,527
8.00%, 3/1/2030(d)			60	60
Government National Mortgage Association I:
5.50%, 4/15/33			6,190	6,223
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,138,236	1,014,175
3.50%, 7/20/2047-2/20/2052			717,623	658,863
4.00%, 10/20/2047-1/20/2048			173,314	164,978
4.50%, 7/20/2048			55,253	54,057
				25,586,870
U.S. Treasury Securities — 9.5%
U.S. Treasury Bonds	1.75	8/15/2041	5,675,000	3,877,732
U.S. Treasury Bonds	2.25	2/15/2052	5,350,000	3,496,726
U.S. Treasury Bonds	2.38	5/15/2051	3,563,000	2,407,948
U.S. Treasury Bonds	3.00	11/15/2045	390,000	309,745
U.S. Treasury Inflation Indexed Notes(e)	0.13	1/15/2031	545,049	491,387
U.S. Treasury Inflation Indexed Notes(e)	0.13	4/15/2027	1,384,733	1,329,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.1% (continued)
U.S. Treasury Securities — 9.5% (continued)
U.S. Treasury Notes(a)	0.88	9/30/2026	1,825,000	1,718,851
U.S. Treasury Notes(a)	1.13	1/15/2025	1,080,000	1,075,552
U.S. Treasury Notes	3.50	2/15/2033	460,000	438,743
U.S. Treasury Notes	3.63	3/31/2030	1,395,000	1,363,204
U.S. Treasury Notes	3.63	5/31/2028	2,250,000	2,214,316
U.S. Treasury Notes	4.13	7/31/2028	3,604,000	3,604,774
U.S. Treasury Notes	4.75	7/31/2025	3,130,000	3,135,974
U.S. Treasury Strip Principal(f)	2.88	5/15/2043	3,530,000	1,551,009
U.S. Treasury Strip Principal(f)	3.00	2/15/2049	3,130,000	1,059,501
				28,075,229
Utilities — 1.6%
American Electric Power Co., Inc., Sr. Unscd. Notes	3.25	3/1/2050	155,000	106,200
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000	91,235
Black Hills Corp., Sr. Unscd. Notes	6.00	1/15/2035	106,000	111,689
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000	1,069,779
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000	159,899
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000	163,801
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000	264,941
Electricite de France SA, Sr. Unscd. Notes(b)	6.25	5/23/2033	200,000	214,351
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	335,000	328,069
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	91,042
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	125,000	109,032
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000	25,451
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000	235,269
NRG Energy, Inc., Sr. Scd. Notes(b)	2.45	12/2/2027	440,000	408,726
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	619,583
Sempra, Sr. Unscd. Notes	3.40	2/1/2028	100,000	96,119
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	25,000	28,134
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	290,000	220,357
Southern California Edison Co., First Mortgage Bonds, Ser. A(a)	4.20	3/1/2029	235,000	230,419
The AES Corp., Sr. Unscd. Notes(a)	5.45	6/1/2028	132,000	133,519
				4,707,615
Total Bonds and Notes (cost $112,258,788)				104,139,657

	Shares
Common Stocks — 60.5%
Advertising — .4%
Omnicom Group, Inc. (a)	7,149	749,358
Publicis Groupe SA	3,337	362,143
		1,111,501
Aerospace & Defense — 1.1%
BAE Systems PLC	8,577	133,790
Howmet Aerospace, Inc.	17,418	2,061,943
L3Harris Technologies, Inc.	4,813	1,185,201
		3,380,934
Agriculture — .4%
Philip Morris International, Inc.	9,444	1,256,619

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 60.5% (continued)
Automobiles & Components — .4%
Cie Generale des Etablissements Michelin SCA	8,296	271,140
Daimler Truck Holding AG	1,766	66,821
General Motors Co.	12,516	695,764
Stellantis NV	14,419	191,076
		1,224,801
Banks — 2.8%
Bank of America Corp.	49,124	2,333,881
BNP Paribas SA	5,587	333,800
First Horizon Corp.	49,707	1,050,309
ING Groep NV	22,794	352,898
JPMorgan Chase & Co.	7,649	1,910,108
Mizuho Financial Group, Inc.	20,800	525,614
Sumitomo Mitsui Financial Group, Inc.	12,600	310,136
The PNC Financial Services Group, Inc.	2,931	629,345
U.S. Bancorp	18,183	968,972
		8,415,063
Beverage Products — .3%
Celsius Holdings, Inc. (a),(g)	19,126	544,135
Diageo PLC	12,664	377,719
		921,854
Building Materials — 2.2%
Builders FirstSource, Inc. (g)	4,668	870,442
Cie de Saint-Gobain SA	3,972	361,822
CRH PLC	2,435	249,840
CRH PLC	12,291	1,257,000
Heidelberg Materials AG	2,114	266,675
Johnson Controls International PLC	16,659	1,397,024
Trane Technologies PLC	5,489	2,284,632
		6,687,435
Chemicals — .1%
Evonik Industries AG	11,840	217,305
Yara International ASA (a)	1,955	55,004
		272,309
Commercial & Professional Services — .6%
Block, Inc. (g)	19,166	1,697,149
Brambles Ltd.	7,921	98,435
		1,795,584
Consumer Discretionary — 1.2%
Dolby Laboratories, Inc., Cl. A	9,018	706,290
ITOCHU Corp.	3,400	168,289
Las Vegas Sands Corp.	23,168	1,229,294
Planet Fitness, Inc., Cl. A (g)	8,855	881,515
Royal Caribbean Cruises Ltd.	2,103	513,258
		3,498,646
Consumer Durables & Apparel — .1%
LVMH Moet Hennessy Louis Vuitton SE	541	337,052
Consumer Staples — .8%
Kenvue, Inc.	79,460	1,913,397

Description	Shares	Value ($)
Common Stocks — 60.5% (continued)
Consumer Staples — .8% (continued)
The Estee Lauder Companies, Inc., Cl. A	5,861	422,695
Unilever PLC	3,339	199,687
		2,535,779
Diversified Financials — 1.9%
ASX Ltd.	7,998	344,949
Capital One Financial Corp.	3,832	735,782
CME Group, Inc.	3,379	804,202
Singapore Exchange Ltd.	34,000	323,077
The Goldman Sachs Group, Inc.	3,658	2,226,149
Voya Financial, Inc.	13,012	1,079,996
		5,514,155
Electronic Components — 2.3%
AMETEK, Inc.	13,791	2,680,694
Casio Computer Co. Ltd.	36,500	277,504
Honeywell International, Inc.	3,075	716,260
Hubbell, Inc.	6,734	3,098,246
		6,772,704
Energy — 3.1%
BP PLC	52,151	255,443
Diamondback Energy, Inc.	4,212	748,009
Eni SpA	10,020	142,015
EQT Corp.	69,065	3,138,314
Hess Corp.	4,777	703,079
Marathon Petroleum Corp.	5,630	879,124
OMV AG	3,315	132,873
Phillips 66	11,916	1,596,506
Schlumberger NV	22,076	970,019
Shell PLC	16,290	525,020
		9,090,402
Environmental Control — .4%
Veralto Corp.	10,384	1,123,445
Food Products — .2%
Koninklijke Ahold Delhaize NV	5,050	174,077
Tate & Lyle PLC	27,820	260,778
Tesco PLC	64,236	299,275
		734,130
Forest Products & Paper — .4%
International Paper Co. (a)	19,412	1,142,008
Health Care — 9.3%
Alcon AG	11,052	981,970
Align Technology, Inc. (g)	5,515	1,283,727
Amgen, Inc.	972	274,950
Baxter International, Inc.	32,627	1,099,856
Becton, Dickinson & Co.	3,947	875,839
BioMarin Pharmaceutical, Inc. (g)	6,287	415,131
Bio-Techne Corp.	11,680	880,205
Boston Scientific Corp. (g)	13,107	1,188,281
Bristol-Myers Squibb Co.	18,424	1,091,069
Centene Corp. (g)	7,336	440,160

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 60.5% (continued)
Health Care — 9.3% (continued)
Danaher Corp.	11,051	2,648,814
Dexcom, Inc. (g)	17,972	1,401,636
FUJIFILM Holdings Corp.	9,400	212,612
Gilead Sciences, Inc.	7,176	664,354
GSK PLC	22,250	375,532
Humana, Inc.	1,608	476,579
Illumina, Inc. (g)	14,305	2,062,066
Inspire Medical Systems, Inc. (g)	4,161	802,074
Intuitive Surgical, Inc. (g)	2,713	1,470,446
Labcorp Holdings, Inc.	3,304	796,793
Medtronic PLC	14,556	1,259,676
Natera, Inc. (g)	4,207	705,850
Novartis AG	1,806	191,082
Repligen Corp. (g)	4,638	698,205
Roche Holding AG	707	205,059
Sanofi SA	4,092	397,860
Sarepta Therapeutics, Inc. (g)	10,922	1,456,339
Shionogi & Co. Ltd.	12,800	181,543
Sonova Holding AG	450	153,488
UnitedHealth Group, Inc.	2,905	1,772,631
Zoetis, Inc.	6,296	1,103,374
		27,567,201
Industrial — 1.6%
3M Co.	3,993	533,185
ACS Actividades de Construccion y Servicios SA	3,494	162,352
GE Vernova, Inc. (g)	2,384	796,542
Ingersoll Rand, Inc.	16,251	1,692,867
Mitsubishi Electric Corp.	8,500	146,042
Vertiv Holdings Co., Cl. A	8,670	1,106,292
Vinci SA	1,799	189,841
		4,627,121
Information Technology — 4.4%
Akamai Technologies, Inc. (g)	6,733	633,036
CACI International, Inc., Cl. A (g)	819	376,642
HubSpot, Inc. (g)	2,003	1,444,263
International Business Machines Corp.	3,361	764,325
Microsoft Corp.	18,080	7,656,157
MongoDB, Inc. (g)	2,183	703,996
Roper Technologies, Inc.	1,462	828,135
TE Connectivity Ltd.	3,439	519,702
		12,926,256
Insurance — 3.2%
Allianz SE	658	203,344
American International Group, Inc.	8,956	688,537
Aon PLC, Cl. A	3,776	1,478,455
Assurant, Inc.	6,451	1,465,022
AXA SA	3,702	129,344
Berkshire Hathaway, Inc., Cl. B (g)	6,181	2,985,547
Globe Life, Inc.	3,366	374,434

Description	Shares	Value ($)
Common Stocks — 60.5% (continued)
Insurance — 3.2% (continued)
Hiscox Ltd.	10,328	137,995
MetLife, Inc.	8,082	713,075
Muenchener Rueckversicherungs-Gesellschaft AG	252	131,729
RenaissanceRe Holdings Ltd.	2,187	625,810
The Allstate Corp.	3,295	683,350
		9,616,642
Internet Software & Services — 8.2%
Alphabet, Inc., Cl. C	42,279	7,208,147
Amazon.com, Inc. (g)	41,460	8,619,119
Chewy, Inc., Cl. A (g)	24,924	832,711
PDD Holdings, Inc., ADR (g)	6,966	672,637
Pinterest, Inc., Cl. A (g)	31,928	968,057
Reddit, Inc., Cl. A (g)	12,336	1,735,552
Shopify, Inc., Cl. A (g)	23,747	2,745,153
Trend Micro, Inc.	2,100	115,748
Uber Technologies, Inc. (g)	18,010	1,296,000
		24,193,124
Materials — .1%
Crown Holdings, Inc.	4,071	374,898
Media — 1.0%
Netflix, Inc. (g)	1,307	1,159,061
The Walt Disney Company	15,037	1,766,396
		2,925,457
Metals & Mining — .7%
Freeport-McMoRan, Inc.	20,180	891,956
Newmont Corp.	20,511	860,231
Rio Tinto PLC	3,084	193,495
		1,945,682
Real Estate — .8%
CoStar Group, Inc. (g)	24,776	2,015,280
Klepierre SA	3,702	111,961
Sun Hung Kai Properties Ltd.	12,000	119,996
		2,247,237
Retailing — .6%
Best Buy Co., Inc.	5,488	493,920
Ferguson Enterprises, Inc.	2,217	477,738
Lululemon Athletica, Inc. (g)	2,341	750,665
		1,722,323
Semiconductors & Semiconductor Equipment — 5.7%
Advantest Corp.	3,700	204,427
Applied Materials, Inc.	7,355	1,284,992
ASML Holding NV	346	237,787
Intel Corp.	14,790	355,700
Micron Technology, Inc.	14,546	1,424,781
NVIDIA Corp.	94,880	13,117,160
Renesas Electronics Corp.	20,800	274,226
		16,899,073
Technology Hardware & Equipment — 3.5%
Apple, Inc.	36,314	8,618,401

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 60.5% (continued)
Technology Hardware & Equipment — 3.5% (continued)
CrowdStrike Holdings, Inc., Cl. A (g)	1,997	690,902
Dell Technologies, Inc., Cl. C	3,774	481,525
Fujitsu Ltd.	13,000	249,666
Pure Storage, Inc., Cl. A (g)	7,821	414,435
		10,454,929
Telecommunication Services — 1.6%
AT&T, Inc.	80,804	1,871,421
Cisco Systems, Inc.	41,726	2,470,597
Nippon Telegraph & Telephone Corp.	151,200	155,185
Orange SA	27,143	290,102
		4,787,305
Transportation — .6%
CSX Corp.	15,082	551,247
DHL Group	4,170	153,198
FedEx Corp.	3,780	1,144,093
Kuehne + Nagel International AG	372	88,874
		1,937,412
Utilities — .5%
Constellation Energy Corp.	3,675	942,858
Enel SpA	50,097	360,286
SSE PLC	7,960	179,352
		1,482,496
Total Common Stocks (cost $113,426,384)		179,521,577
Exchange-Traded Funds — 1.6%
Registered Investment Companies — 1.6%
iShares Core U.S. Aggregate Bond ETF	23,442	2,325,446
iShares MSCI EAFE ETF	6,414	506,514
SPDR S&P 500 ETF Trust	3,086	1,859,469
Total Exchange-Traded Funds (cost $4,513,698)		4,691,429

Preferred Dividend Rate (%)
Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $258,003)	10.12	1,843	157,200

1-Day Yield (%)
Investment Companies — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $7,190,906)	4.67	7,190,906	7,190,906

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $1,869,599)	4.67	1,869,599	1,869,599
Total Investments (cost $239,517,378)		100.4%	297,570,368
Liabilities, Less Cash and Receivables		(0.4%)	(1,090,208)
Net Assets		100.0%	296,480,160

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $8,565,899 and the value of the collateral was
$8,740,387, consisting of cash collateral of $1,869,599 and U.S. Government & Agency securities valued at $6,870,788.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $7,460,634 or 2.5% of net assets.

(c)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)	Non-income producing security.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 11/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.4%	4,791,114	69,496,922	(67,097,130)	7,190,906	384,243
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	-	52,347,067	(50,477,468)	1,869,599	15,864††
Total - 3.1%	4,791,114	121,843,989	(117,574,598)	9,060,505	400,107

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,565,899)—Note 1(c):
Unaffiliated issuers	230,456,873	288,509,863
Affiliated issuers	9,060,505	9,060,505
Cash denominated in foreign currency	46,295	45,640
Dividends, interest and securities lending income receivable		949,714
Receivable for investment securities sold		169,834
Tax reclaim receivable—Note 1(b)		74,528
Receivable for shares of Beneficial Interest subscribed		1,733
Prepaid expenses		74,130
		298,885,947
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		272,754
Liability for securities on loan—Note 1(c)		1,869,599
Payable for investment securities purchased		73,187
Payable for shares of Beneficial Interest redeemed		59,736
Trustees’ fees and expenses payable		4,255
Other accrued expenses		126,256
		2,405,787
Net Assets ($)		296,480,160
Composition of Net Assets ($):
Paid-in capital		223,686,901
Total distributable earnings (loss)		72,793,259
Net Assets ($)		296,480,160

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	229,940,740	8,804,064	12,430,727	12,845,419	12,506	32,446,704
Shares Outstanding	8,975,129	347,639	487,657	500,404	484.75	1,275,405
Net Asset Value Per Share ($)	25.62	25.33	25.49	25.67	25.80	25.44
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2024

Investment Income ($):
Income:
Dividends (net of $62,056 foreign taxes withheld at source):
Unaffiliated issuers	2,305,854
Affiliated issuers	384,243
Interest (net of $762 foreign taxes withheld at source)	3,919,131
Income from securities lending—Note 1(c)	15,864
Total Income	6,625,092
Expenses:
Management fee—Note 3(a)	2,271,040
Shareholder servicing costs—Note 3(c)	788,073
Professional fees	119,579
Registration fees	91,948
Distribution fees—Note 3(b)	65,193
Prospectus and shareholders’ reports	51,699
Custodian fees—Note 3(c)	27,951
Trustees’ fees and expenses—Note 3(d)	26,010
Chief Compliance Officer fees—Note 3(c)	23,064
Loan commitment fees—Note 2	6,519
Miscellaneous	51,369
Total Expenses	3,522,445
Less—reduction in expenses due to undertaking—Note 3(a)	(309,595)
Less—reduction in fees due to earnings credits—Note 3(c)	(19,421)
Net Expenses	3,193,429
Net Investment Income	3,431,663
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,093,908
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	33,749,976
Net Realized and Unrealized Gain (Loss) on Investments	49,843,884
Net Increase in Net Assets Resulting from Operations	53,275,547
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2024	2023
Operations ($):
Net investment income	3,431,663	3,400,245
Net realized gain (loss) on investments	16,093,908	9,717,396
Net change in unrealized appreciation (depreciation) on investments	33,749,976	9,567,922
Net Increase (Decrease) in Net Assets Resulting from Operations	53,275,547	22,685,563
Distributions ($):
Distributions to shareholders:
Class A	(10,131,782)	(10,562,385)
Class C	(345,124)	(376,497)
Class I	(589,444)	(615,559)
Class J	(583,965)	(646,863)
Class Y	(552)	(107,350)
Class Z	(1,510,378)	(1,516,127)
Total Distributions	(13,161,245)	(13,824,781)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	7,407,216	7,672,864
Class C	906,920	953,068
Class I	2,565,967	3,135,806
Class J	160,558	59,309
Class Y	-	10,000
Class Z	426,767	2,359,838
Distributions reinvested:
Class A	9,604,734	9,987,537
Class C	345,032	375,738
Class I	553,268	580,074
Class J	574,058	626,276
Class Y	-	107,277
Class Z	1,456,368	1,451,765
Cost of shares redeemed:
Class A	(27,885,599)	(30,385,128)
Class C	(1,947,889)	(2,297,330)
Class I	(3,949,622)	(4,400,153)
Class J	(1,076,914)	(2,056,428)
Class Y	-	(2,306,701)
Class Z	(3,720,356)	(4,396,662)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(14,579,492)	(18,522,850)
Total Increase (Decrease) in Net Assets	25,534,810	(9,662,068)
Net Assets ($):
Beginning of Period	270,945,350	280,607,418
End of Period	296,480,160	270,945,350

	Year Ended November 30,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	316,623	361,338
Shares issued for distributions reinvested	436,079	485,337
Shares redeemed	(1,193,904)	(1,424,499)
Net Increase (Decrease) in Shares Outstanding	(441,202)	(577,824)
Class C(a)
Shares sold	39,093	45,344
Shares issued for distributions reinvested	15,725	18,336
Shares redeemed	(83,048)	(109,190)
Net Increase (Decrease) in Shares Outstanding	(28,230)	(45,510)
Class I(b)
Shares sold	108,035	145,946
Shares issued for distributions reinvested	25,307	28,395
Shares redeemed	(170,985)	(208,503)
Net Increase (Decrease) in Shares Outstanding	(37,643)	(34,162)
Class J
Shares sold	6,934	2,744
Shares issued for distributions reinvested	26,076	30,447
Shares redeemed	(45,283)	(97,102)
Net Increase (Decrease) in Shares Outstanding	(12,273)	(63,911)
Class Y
Shares sold	-	485
Shares issued for distributions reinvested	-	5,225
Shares redeemed	-	(115,740)
Net Increase (Decrease) in Shares Outstanding	-	(110,030)
Class Z
Shares sold	18,501	110,018
Shares issued for distributions reinvested	66,702	71,131
Shares redeemed	(157,837)	(208,476)
Net Increase (Decrease) in Shares Outstanding	(72,634)	(27,327)

(a)
During the period ended November 30, 2024, 1,217 Class C shares representing $28,197 were automatically converted to 1,208 Class A shares and during the period ended November 30, 2023, 4,297 Class C shares representing $90,019 were automatically converted to 4,267 Class A shares.

(b)	During the period ended November 30, 2024, 2,136 Class A shares representing $52,936 were exchanged for 2,148 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.27	21.55	27.39	24.82	23.32
Investment Operations:
Net investment income(a)	.28	.26	.13	.06	.16
Net realized and unrealized gain (loss) on investments	4.15	1.53	(2.78)	3.49	2.16
Total from Investment Operations	4.43	1.79	(2.65)	3.55	2.32
Distributions:
Dividends from net investment income	(.28 )	(.16 )	(.07 )	(.16 )	(.30 )
Dividends from net realized gain on investments	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.08)	(1.07)	(3.19)	(.98 )	(.82 )
Net asset value, end of period	25.62	22.27	21.55	27.39	24.82
Total Return (%)(b)	20.70	8.72	(11.11)	14.83	10.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26	1.29	1.24	1.22	1.24
Ratio of net expenses to average net assets	1.14	1.12	1.15	1.17	1.20
Ratio of net investment income to average net assets	1.19	1.23	.60	.22	.72
Portfolio Turnover Rate	46.25	71.50	68.43	79.60	95.62 (c)
Net Assets, end of period ($ x 1,000)	229,941	209,737	215,328	272,320	248,370

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

	Year Ended November 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.03	21.32	27.25	24.72	23.24
Investment Operations:
Net investment income (loss)(a)	.10	.10	(.03 )	(.14 )	(.01 )
Net realized and unrealized gain (loss) on investments	4.12	1.52	(2.78)	3.49	2.15
Total from Investment Operations	4.22	1.62	(2.81)	3.35	2.14
Distributions:
Dividends from net investment income	(.12 )	-	-	-	(.14 )
Dividends from net realized gain on investments	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(.92 )	(.91 )	(3.12)	(.82 )	(.66 )
Net asset value, end of period	25.33	22.03	21.32	27.25	24.72
Total Return (%)(b)	19.78	7.99	(11.82)	13.96	9.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03	2.06	2.02	1.99	2.01
Ratio of net expenses to average net assets	1.90	1.87	1.90	1.92	1.95
Ratio of net investment income (loss) to average net assets	.44	.48	(.15 )	(.53 )	(.02 )
Portfolio Turnover Rate	46.25	71.50	68.43	79.60	95.62 (c)
Net Assets, end of period ($ x 1,000)	8,804	8,279	8,982	12,826	12,737

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.17	21.46	27.36	24.79	23.29
Investment Operations:
Net investment income(a)	.34	.31	.19	.12	.21
Net realized and unrealized gain (loss) on investments	4.12	1.52	(2.78)	3.49	2.17
Total from Investment Operations	4.46	1.83	(2.59)	3.61	2.38
Distributions:
Dividends from net investment income	(.34 )	(.21 )	(.19 )	(.22 )	(.36 )
Dividends from net realized gain on investments	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.14)	(1.12)	(3.31)	(1.04)	(.88 )
Net asset value, end of period	25.49	22.17	21.46	27.36	24.79
Total Return (%)	20.97	9.01	(10.90)	15.13	10.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.05	1.01	.98	1.00
Ratio of net expenses to average net assets	.89	.87	.90	.92	.95
Ratio of net investment income to average net assets	1.44	1.48	.85	.47	.96
Portfolio Turnover Rate	46.25	71.50	68.43	79.60	95.62 (b)
Net Assets, end of period ($ x 1,000)	12,431	11,645	12,004	16,259	13,317

(a)	Based on average shares outstanding.
(b)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

	Year Ended November 30,
Class J Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.32	21.59	27.51	24.92	23.41
Investment Operations:
Net investment income(a)	.34	.31	.19	.12	.22
Net realized and unrealized gain (loss) on investments	4.15	1.54	(2.80)	3.51	2.17
Total from Investment Operations	4.49	1.85	(2.61)	3.63	2.39
Distributions:
Dividends from net investment income	(.34 )	(.21 )	(.19 )	(.22 )	(.36 )
Dividends from net realized gain on investments	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.14)	(1.12)	(3.31)	(1.04)	(.88 )
Net asset value, end of period	25.67	22.32	21.59	27.51	24.92
Total Return (%)	20.96	9.05	(10.92)	15.13	10.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.04	.99	.97	.99
Ratio of net expenses to average net assets	.89	.87	.90	.92	.95
Ratio of net investment income to average net assets	1.44	1.48	.85	.47	.97
Portfolio Turnover Rate	46.25	71.50	68.43	79.60	95.62 (b)
Net Assets, end of period ($ x 1,000)	12,845	11,441	12,449	14,914	14,031

(a)	Based on average shares outstanding.
(b)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.42	21.56	27.48	24.90	23.39
Investment Operations:
Net investment income(a)	.34	.32	.20	.12	.22
Net realized and unrealized gain (loss) on investments	4.18	1.66	(2.81)	3.50	2.17
Total from Investment Operations	4.52	1.98	(2.61)	3.62	2.39
Distributions:
Dividends from net investment income	(.34 )	(.21 )	(.19 )	(.22 )	(.36 )
Dividends from net realized gain on investments	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.14)	(1.12)	(3.31)	(1.04)	(.88 )
Net asset value, end of period	25.80	22.42	21.56	27.48	24.90
Total Return (%)	20.95	9.75	(10.94)	15.12	10.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.00	.94	.92	.94
Ratio of net expenses to average net assets	.89	.90	.90	.92	.94
Ratio of net investment income to average net assets	1.43	1.31	.85	.47	.96
Portfolio Turnover Rate	46.25	71.50	68.43	79.60	95.62 (b)
Net Assets, end of period ($ x 1,000)	13	11	2,383	6,505	7,362

(a)	Based on average shares outstanding.
(b)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

	Year Ended November 30,
Class Z Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.13	21.42	27.31	24.75	23.24
Investment Operations:
Net investment income(a)	.32	.30	.17	.10	.21
Net realized and unrealized gain (loss) on investments	4.12	1.52	(2.78)	3.49	2.15
Total from Investment Operations	4.44	1.82	(2.61)	3.59	2.36
Distributions:
Dividends from net investment income	(.33 )	(.20 )	(.16 )	(.21 )	(.33 )
Dividends from net realized gain on investments	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.13)	(1.11)	(3.28)	(1.03)	(.85 )
Net asset value, end of period	25.44	22.13	21.42	27.31	24.75
Total Return (%)	20.90	8.95	(10.99)	15.05	10.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	1.12	1.09	1.05	1.07
Ratio of net expenses to average net assets	.96	.95	.98	.99	1.02
Ratio of net investment income to average net assets	1.37	1.40	.78	.40	.93
Portfolio Turnover Rate	46.25	71.50	68.43	79.60	95.62 (b)
Net Assets, end of period ($ x 1,000)	32,447	29,832	29,462	35,630	33,881

(a)	Based on average shares outstanding.
(b)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect wholly-owned subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class J and Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class J and Class Z shares generally are not available for new accounts and Class Z shares bear Shareholder Services Plan fees. Class I, Class Y, Class J and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of November 30, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	2,726,500	—	2,726,500
Commercial Mortgage-Backed	—	899,805	—	899,805
Equity Securities - Common Stocks	165,877,456	13,644,121††	—	179,521,577
Corporate Bonds and Notes	—	41,299,636	—	41,299,636
Exchange-Traded Funds	4,691,429	—	—	4,691,429
Foreign Governmental	—	1,826,074	—	1,826,074
Municipal Securities	—	1,177,224	—	1,177,224
Equity Securities - Preferred Stocks	—	157,200††	—	157,200
U.S. Government Agencies Collateralized Mortgage Obligations	—	1,002,231	—	1,002,231
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,546,088	—	1,546,088
U.S. Government Agencies Mortgage-Backed	—	25,586,870	—	25,586,870
U.S. Treasury Securities	—	28,075,229	—	28,075,229
Investment Companies	9,060,505	—	—	9,060,505

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual

NOTES TO FINANCIAL STATEMENTS (continued)
funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2024, BNY earned $2,164 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	8,565,899	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(8,565,899)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from

NOTES TO FINANCIAL STATEMENTS (continued)
net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,897,192, undistributed capital gains $10,651,028 and unrealized appreciation $56,245,039.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows: ordinary income $3,679,784 and $2,074,835, and long-term capital gains $9,481,461 and $11,749,946, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 29, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $309,595 during the period ended November 30, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets attributable to equity investments and .04% of the value of the fund’s average daily net assets attributable to fixed-income investments.
During the period ended November 30, 2024, the Distributor retained $3,255 from commissions earned on sales of the fund’s Class A shares and $178 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2024, Class C shares were charged $65,193 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their

NOTES TO FINANCIAL STATEMENTS (continued)
average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2024, Class A and Class C shares were charged $549,634 and $21,731, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2024, Class Z shares were charged $22,538 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $71,879 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $19,421.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $27,951 pursuant to the custody agreement.
During the period ended November 30, 2024, the fund was charged $23,064 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $191,990, Distribution Plan fees of $5,343, Shareholder Services Plan fees of $50,317, Custodian fees of $9,018, Chief Compliance Officer fees of $3,237 and Transfer Agent fees of $17,442, which are offset against an expense reimbursement currently in effect in the amount of $4,593.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended November 30, 2024, amounted to $127,536,396 and $154,386,291, respectively.
At November 30, 2024, the cost of investments for federal income tax purposes was $241,323,091; accordingly, accumulated net unrealized appreciation on investments was $56,247,277, consisting of $69,518,580 gross unrealized appreciation and $13,271,303 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Balanced Opportunity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Balanced Opportunity Fund (the “Fund”) (the sole fund constituting BNY Mellon Investment Funds VI (the “Trust”)), including the statement of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Investment Funds VI) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 34.10% of the ordinary dividends paid during the fiscal year ended November 30, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $2,109,775 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. For federal tax purposes, the fund hereby reports 53.81% of ordinary dividends paid during the fiscal year ended November 30, 2024 as qualifying interest related dividends. The fund also hereby reports $.7447 per share as a long-term capital gain distribution and $.0142 per share as a short-term capital gain distribution paid December 14, 2023 and $.0376 per shares as a long-term capital gain distribution and $.0006 per share as a short-term capital gain distribution paid March 26, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6000NCSRAR1124

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 17, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)